Equity - Accumulated other comprehensive income attributable to owners of parent (Details) - COP ($) $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Equity
Financial instruments measured at fair value	$ 6	$ 73
Accumulated Other comprehensive income
Equity
Accumulated foreign currency translation	8,281		$ 13,301
Hedges of a net investment in a foreign operation	(1,175)		(2,752)
Accumulated actuarial gain on defined benefit plans	(201)		(348)
Cash flow hedges for future exports	2,047		1,248
Cash flow hedge with derivative instruments	243		152
Financial instruments measured at fair value	157		151
Accumulated other comprehensive income attributable to owners of parent	$ 9,352		$ 11,752